Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Parenthetical) (Detail)
€ in Millions
12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 $ / shares
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [abstract]
Quoted market price per share of CVRs issued in connection with the acquisition of Genzyme | $ / shares		$ 0.38		$ 0.38		$ 0.11
Non-current liabilities related to business combinations and to non-controlling interests	€ 1,026		€ 1,378		€ 1,121
Current liabilities related to business combinations and to non-controlling interests	€ 343		€ 198		€ 130
Number of potential payment	2
Acquisition Payment	€ 42